Notice dated September 14, 2017

for the

Allmerica Select Charter Variable Annuity (the “Contract”)

issued by

Commonwealth Annuity and Life Insurance Company (the “Company”)

through its

Select Separate Account (the “Separate Account”)

I.              NOTICE OF SUBSTITUTIONS

On May 23, 2017, the U.S. Securities and Exchange Commission (“SEC”) granted an order allowing the Company to substitute certain variable investment options in which subaccounts of the Separate Account invest (the “Existing Portfolios”) with new variable investment options (the “Replacement Portfolios”). To the extent that you have Contract value allocated to a subaccount investing in an Existing Portfolio on the date that the Existing Portfolio is substituted by the corresponding Replacement Portfolio (each, an “Effective Date”), your Contract value will be automatically reallocated to the subaccount investing in that Replacement Portfolio. Contract values will be reallocated without charge and without being subject to any limitations on transfers.

The Replacement Portfolios are series of the Forethought Variable Insurance Trust and are advised by Global Atlantic Investment Advisors, LLC and sub-advised by either BlackRock Investment Management, LLC or Goldman Sachs Asset Management, L.P.  Summary prospectuses for the Replacement Portfolios are being provided to you with this Supplement. The subaccounts investing in the Replacement Portfolios will be added to the Contract (and will be generally available for investment) on or about November 3, 2017, as discussed under “Portfolio Additions” below.

The Effective Dates for the substitutions are listed in the following table. On or about a given Effective Date, the Existing Portfolio listed in the middle column will be substituted under the Contract by the Replacement Portfolio in the column on the right.

Effective Date	Existing Portfolio	Replacement Portfolio
11/03/2017	Deutsche Capital Growth VIP – Class A	Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio – Class I
11/03/2017	Deutsche CROCI® U.S. VIP – Class A (formerly Deutsche Large Cap Value VIP)	Global Atlantic BlackRock Disciplined Value Portfolio – Class I

11/17/2017	Fidelity VIP Contrafund Portfolio – Initial Class	Global Atlantic BlackRock Disciplined Core Portfolio – Class I
11/17/2017	Fidelity VIP Equity-Income Portfolio – Initial Class	Global Atlantic BlackRock Disciplined Value Portfolio – Class I
11/17/2017	Fidelity VIP Growth Portfolio – Initial Class	Global Atlantic BlackRock Disciplined Core Portfolio – Class I
11/17/2017	Fidelity VIP Growth & Income Portfolio – Initial Class	Global Atlantic BlackRock Disciplined Core Portfolio – Class I
11/17/2017	Fidelity VIP High Income Portfolio – Initial Class	Global Atlantic BlackRock High Yield Portfolio – Class I
11/17/2017	Fidelity VIP Mid Cap Portfolio – Initial Class	Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio – Class I
11/17/2017	Fidelity VIP Value Strategies Portfolio –Service Class 2	Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio – Class II

12/08/2017	AllianceBernstein Global Thematic Growth Portfolio – Class B	Global Atlantic Goldman Sachs Global Equity Insights Portfolio – Class II
12/08/2017	AllianceBernstein Growth and Income Portfolio – Class B	Global Atlantic BlackRock Disciplined Value Portfolio – Class I
12/08/2017	AllianceBernstein Large Cap Growth Portfolio – Class B	Global Atlantic BlackRock Disciplined Core Portfolio – Class I

Effective Date	Existing Portfolio	Replacement Portfolio
12/08/2017	AllianceBernstein Small/Mid Cap Value Portfolio – Class B	Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio – Class II
12/08/2017	AllianceBernstein Value Portfolio – Class B	Global Atlantic BlackRock Disciplined Value Portfolio – Class I
12/08/2017	Franklin Large Cap Growth VIP Fund – Class 2	Global Atlantic BlackRock Disciplined Core Portfolio – Class I
12/08/2017	Franklin Mutual Shares VIP Fund – Class 2	Global Atlantic BlackRock Disciplined Value Portfolio – Class I
12/08/2017	Franklin Small Mid Cap Growth VIP Fund – Class 2	Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio – Class I
12/08/2017	Franklin Small Cap Value VIP Fund – Class 2	Global Atlantic BlackRock Disciplined Small Cap Portfolio – Class II
12/08/2017	Pioneer Fund VCT Portfolio – Class II	Global Atlantic BlackRock Disciplined Core Portfolio – Class I
12/08/2017	Templeton Foreign VIP Fund – Class 2	Global Atlantic BlackRock Disciplined International Core Portfolio – Class II

03/02/2018	Goldman Sachs Core Fixed Income Fund – Service Shares	Global Atlantic Goldman Sachs Core Fixed Income Portfolio – Class I
03/02/2018	Goldman Sachs Growth Opportunities Fund – Service Shares	Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio – Class I
03/02/2018	Goldman Sachs Mid Cap Value Fund – Service Shares	Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio – Class II
03/02/2018	Goldman Sachs Strategic Growth Fund – Service Shares	Global Atlantic BlackRock Disciplined Core Portfolio – Class I
03/02/2018	Goldman Sachs Strategic International Equity Fund – Service Shares	Global Atlantic BlackRock Disciplined International Core Portfolio – Class II
03/02/2018	Goldman Sachs U.S. Equity Insights Fund – Service Shares	Global Atlantic BlackRock Disciplined Core Portfolio – Class I

03/16/2018	Invesco V.I. American Franchise Fund – Series I	Global Atlantic BlackRock Disciplined Core Portfolio – Class I
03/16/2018	Invesco V.I. Core Equity Fund – Series I	Global Atlantic BlackRock Disciplined Core Portfolio – Class I
03/16/2018	Invesco V.I. Mid Cap Growth Fund – Series I	Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio – Class I
03/16/2018	Invesco V.I. Mid Cap Growth Fund – Series II	Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio – Class I
03/16/2018	Invesco V.I. Value Opportunities Fund – Series II	Global Atlantic BlackRock Disciplined Value Portfolio – Class I
03/16/2018	Janus Henderson Enterprise Portfolio – Service Shares (formerly Janus Aspen Enterprise Portfolio)	Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio – Class I
03/16/2018	Janus Henderson Research Portfolio – Service Shares (formerly Janus Aspen Research Portfolio, and Janus Aspen Janus Portfolio)	Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio – Class I
03/16/2018	MFS® Mid Cap Growth Series – Service Class	Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio – Class I

Effective Date	Existing Portfolio	Replacement Portfolio
03/16/2018	MFS® New Discovery Series – Service Class	Global Atlantic BlackRock Disciplined Small Cap Portfolio – Class II
03/16/2018	MFS® Total Return Series – Service Class	Global Atlantic BlackRock Allocation Portfolio – Class II
03/16/2018	Oppenheimer Capital Appreciation Fund/VA – Service Class	Global Atlantic BlackRock Disciplined Core Portfolio – Class I
03/16/2018	Oppenheimer Global Fund/VA – Service Class	Global Atlantic Goldman Sachs Global Equity Insights Portfolio – Class II
03/16/2018	Oppenheimer Main Street Fund/VA – Service Class	Global Atlantic BlackRock Disciplined U.S. Core Portfolio – Class II
03/16/2018	T. Rowe Price International Stock Portfolio	Global Atlantic BlackRock Disciplined International Core Portfolio – Class II

Important Information about the Substitutions

•                  Your Contract value immediately prior to any given substitution will equal your Contract value immediately following the substitution. Due to the difference in unit values, the number of units you receive in the subaccount investing in the Replacement Portfolio will be different from the number of units you held in the subaccount investing in the corresponding Existing Portfolio.

•                  No fees or charges will be assessed to your Contract as a result of the substitutions. Your Contract will not bear the costs of the substitutions. The substitutions will not alter the tax treatment of your Contract, and you will not be subject to tax liability as a result of the substitutions. Your rights under the Contract, and the Company’s obligations, will not be altered in any way by the substitutions.

•                  The Company believes that the investment objectives, principal investment strategies and principal risks of the Existing Portfolios are substantially similar to the investment objectives, principal investment strategies and principal risks of the corresponding Replacement Portfolios. The net annual operating expenses of the Replacement Portfolios are expected to be lower than or equal to the net annual operating expenses of the corresponding Existing Portfolios.

•                  The investment objectives, principal investment strategies, principal risks, and fees and expenses of the Replacement Portfolios are described in the accompanying fund summary prospectuses.

Additional Information Concerning Your Contract

•                  No new allocations will be allowed after the close of business on the day before the Effective Date for the applicable substitution. You may otherwise allocate contributions and reallocate Contract value among available investment options as usual.

•                  From the date of this Supplement through 30 days after the applicable Effective Date, you may make at least one transfer of Contract value from either the subaccount investing in the Existing Portfolio prior to the substitution, or from the subaccount investing in the Replacement Portfolio after the substitution, to any other available investment option under the Contract. Any such transfer would not be treated to any transfer charges or other limitations.

•                  Except as described in the disruptive transfers or market timing provisions of your Contract or Prospectus, the Company will not exercise any rights reserved under the Contract to impose restrictions on transfers among the subaccounts under the Contracts, including limitations on the future number of transfers, from the date of this Supplement through at least 30 days after the latest Effective Date.

•                  On each applicable Effective Date: (1) Dollar Cost Averaging and Automatic Rebalancing Programs investing in the Existing Portfolios, will continue uninterrupted and will be automatically updated to invest in the Replacement Portfolios; and (2) Systematic Withdrawal Plans will continue uninterrupted and will be automatically updated with the Replacement Portfolios. Automatic withdrawals from the subaccount investing the Existing Portfolio will become automatic withdrawals from the subaccount investing in the Replacement Portfolio.

•                  You may provide the Company with new instructions regarding a Dollar Cost Averaging or Automatic Account Rebalancing program or a Systematic Withdrawal Plan at any time, including prior to the applicable Effective Date(s).

II.        PORTFOLIO ADDITIONS

Regardless of the extent to which the substitutions described above affect your Contract values, effective on or about November 3, 2017, the Replacement Portfolios will be made available for investment under the Contract. The Replacement Portfolios and the share classes in which the subaccounts will invest are listed below.

Portfolio Name	Share Class
Global Atlantic BlackRock Allocation Portfolio	Class II
Global Atlantic BlackRock Disciplined Core Portfolio	Class I
Global Atlantic BlackRock Disciplined International Core Portfolio	Class II
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	Class I
Global Atlantic BlackRock Disciplined Small Cap Portfolio	Class II
Global Atlantic BlackRock Disciplined U.S. Core Portfolio	Class II
Global Atlantic BlackRock Disciplined Value Portfolio	Class I
Global Atlantic BlackRock High Yield Portfolio	Class I
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	Class I
Global Atlantic Goldman Sachs Global Equity Insights Portfolio	Class II
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio	Class I
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio	Class II

The following table lists the investment objectives and investment advisers of the Replacement Portfolios.

Portfolio Name	Investment Objective	Investment Adviser

Global Atlantic BlackRock Allocation Portfolio	Seeks to provide total return.	Global Atlantic Investment Advisors, LLC The sub-adviser is BlackRock Investment Management, LLC
Global Atlantic BlackRock Disciplined Core Portfolio	Seeks to provide long-term capital appreciation.	Global Atlantic Investment Advisors, LLC The sub-adviser is BlackRock Investment Management, LLC
Global Atlantic BlackRock Disciplined International Core Portfolio	Seeks to provide long-term capital appreciation.	Global Atlantic Investment Advisors, LLC The sub-adviser is BlackRock Investment Management, LLC
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	Seeks to provide long-term capital appreciation.	Global Atlantic Investment Advisors, LLC The sub-adviser is BlackRock Investment Management, LLC

Portfolio Name	Investment Objective	Investment Adviser

Global Atlantic BlackRock Disciplined Small Cap Portfolio	Seeks to provide long-term capital appreciation.	Global Atlantic Investment Advisors, LLC The sub-adviser is BlackRock Investment Management, LLC
Global Atlantic BlackRock Disciplined U.S. Core Portfolio	Seeks to provide long-term capital appreciation.	Global Atlantic Investment Advisors, LLC The sub-adviser is BlackRock Investment Management, LLC
Global Atlantic BlackRock Disciplined Value Portfolio	Seeks to provide long-term capital appreciation.	Global Atlantic Investment Advisors, LLC The sub-adviser is BlackRock Investment Management, LLC
Global Atlantic BlackRock High Yield Portfolio	Seeks to provide total return.	Global Atlantic Investment Advisors, LLC The sub-adviser is BlackRock Investment Management, LLC
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	Seeks to provide total return consisting of capital appreciation and income.	Global Atlantic Investment Advisors, LLC The sub-adviser is Goldman Sachs Asset Management, L.P.
Global Atlantic Goldman Sachs Global Equity Insights Portfolio	Seeks to provide long-term capital appreciation.	Global Atlantic Investment Advisors, LLC The sub-adviser is Goldman Sachs Asset Management, L.P.
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio	Seeks to provide long-term capital appreciation.	Global Atlantic Investment Advisors, LLC The sub-adviser is Goldman Sachs Asset Management, L.P.
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio	Seeks to provide long-term capital appreciation.	Global Atlantic Investment Advisors, LLC The sub-adviser is Goldman Sachs Asset Management, L.P.

If you have any questions regarding this Notice, please call the Company’s Service Center at 1-800-533-7881.

This Notice should be retained with your Contract for future reference.